Other Liabilities (Tables)	9 Months Ended
Jul. 31, 2026
Other Liabilities [Abstract]
Summary of Other Liabilities
Other Liabilities
(millions of Canadian dollars)
As at

July 31 October 31
2026 2025
Accounts payable, accrued expenses, and

other items
$ 8,475 $ 8,954
Accrued interest 4,448 4,652
Accrued salaries and employee benefits 7,413 7,313
Cheques and other items in transit 1,188 255
Current income tax payable 318 296
Deferred tax liabilities 301 303
Defined benefit liability 1,328 1,372
Lease liabilities 5,354 5,352
Liabilities related to structured entities 3,110 4,008
Provisions 1,545 1,735
Total $ 33,480 $ 34,240